Financial income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Income And Financial Expenses [Line Items]
Interest on finance assets	R$ 16,342	R$ 36,928	R$ 24,703
Foreign exchange gain	10,926	17,906	20,047
Effect of IAS 29	218	3,791	742
Interest receivable	3,209	2,951	1,959
Discounts obtained	1,671	1,646	902
Prepayment of receivables revenue	6,105	2,317	6
Other income	6,207	4,564	1,898
Financial income	44,678	70,103	50,257
Foreign-exchange loss	(22,730)	(39,803)
Liability interest	(13,036)	(9,297)
Discount granted	(18,699)	(10,265)
Interest on loans and financing	(9,839)	(6,174)
Tax on financial operations	(1,026)	(3,974)
Effectof IAS 29	(2,613)	(3,948)
Other expenses	(6,647)	(6,134)
Financial expenses	(81,779)	(87,280)	(48,176)
Total financial results	(37,101)	(17,177)	R$ 2,081
Linx Pay Meios de Pagamentos Ltda.
Disclosure Of Financial Income And Financial Expenses [Line Items]
Other expenses	R$ (4,859)	R$ (2,128)